CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net Income	$ 3,624	$ 4,055	$ 1,799
Less: net earnings attributable to non-controlling interests	2,159	2,478	2,038
Net earnings (loss) attributable to Optibase LTD.	1,465	1,577	(239)
Other comprehensive income:
Change in foreign currency translation adjustment	1,477	1,172	(305)
Less: other comprehensive income (loss) attributable to non-controlling interests	624	491	(131)
Other comprehensive income (loss) attributable to Optibase LTD.	853	681	(174)
Comprehensive income	5,101	5,227	1,494
Less: comprehensive income attributable to non-controlling interest	2,783	2,969	1,907
Comprehensive income (loss) attributable to Optibase LTD.	$ 2,318	$ 2,258	$ (413)